Interim Consolidated Balance Sheets - CAD ($)	Sep. 30, 2019	Dec. 31, 2018
CURRENT
Cash	$ 289,849	$ 493,810
GST recoverable	20,373	11,172
Prepaid expenses	2,284	22,211
Total current assets	312,506	527,193
Intangible assets	26,761	0
Minority shareholders' interest	42,742	0
Total assets	382,009	527,193
CURRENT
Trade and other payables	117,645	129,279
Shareholder's loans	26,505	0
Convertible promissory notes - current portion	640,848	636,890
Total current liabilities	784,998	766,169
Convertible promissory notes - long term portion	6,489	11,961
Total liabilities	791,487	778,130
SHAREHOLDERS' DEFICIENCY
Share capital	6,661,667	6,047,999
Contributed surplus	60,000	0
Deficit	(7,131,145)	(6,298,936)
Total shareholders' deficiency	(409,478)	(250,937)
Total liabilities and shareholders' deficiency	$ 382,009	$ 527,193